Fair Values of Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Commitments to extend credit and letters of credit	$ 107.4	$ 91.7